Notes Payable (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of Notes payable
	June 30, 2022	December 31, 2021
Schlumberger Technology Corp. contingently convertible promissory note	$1,500,000	$1,500,000
Transocean Inc. contingently convertible promissory note	1,500,000	1,500,000
Goradia Capital LLC contingently convertible promissory note	5,000,000	5,000,000
Material Impact Fund II, LP contingently convertible promissory note	5,000,000	5,000,000
In-Q-Tel, Inc. contingently convertible promissory note	250,000	250,000
RCB Equities #1, LLC term loan credit agreement	14,808,179	14,708,333
Total	28,058,179	27,958,333
Less: current portion, unrelated parties	(25,058,179)	(10,250,000)
current portion, related parties	(3,000,000)	(3,000,000)
Total notes payable – long-term	$—	$14,708,333